Other Income - Summary of Other Income (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Disclosure of analysis of other comprehensive income by item
Share of result from associates and joint ventures		€ 34	€ 19
Result on disposal of group companies		0	117
Net result derecognition of FA measured at amortised cost		187	16
Other		48	144
Other income	[1]	€ 269	€ 296

[1]	2 Other income includes Result from associates and joint ventures, Result on disposal of group companies, Net result on derecognition of financial assets at amortised cost and Other.